Employee benefits (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses by nature
Change in control bonus included within salaries and wages	$ 7,708
Knilo HoldCo AB (Successor Parent)
Operating expenses by nature
Salaries and wages		$ 32,307	$ 15,269	$ 8,956
Share-based payments		2,524
Social security costs		6,148	2,935	1,649
Pension costs - defined contribution plans		2,685	1,588	674
Total employee benefits		$ 43,664	$ 19,792	$ 11,279
Nexttobe AB (Predecessor Parent)
Operating expenses by nature
Salaries and wages	9,423
Social security costs	352
Pension costs - defined contribution plans	132
Total employee benefits	$ 9,907